INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Amortization of intangible assets	$ 131,736	$ 131,735
Impairment expense	577,852	$ 914,091
Fitore Inc [Member]
Impairment expense	243,795
Infini Vive Md [Member]
Impairment expense	$ 334,057